Employee information	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Employee information
5. Employee information

All figures in £ millions	Notes	2025	2024	2023

Employee benefit expense

Wages and salaries (including termination costs)		1,203	1,188	1,252

Social security costs		113	100	107

Share-based payment costs	26	39	42	37

Retirement benefits – defined contribution plans	25	41	41	45

Retirement benefits – defined benefit plans	25	27	40	26

Total		1,423	1,411	1,467

In 2025, there were no additional share-based payment costs
 (2024: £2m; 2023: £3m) in respect of remuneration for post-acquisition services for recent acquisitions included in other net gains and losses in the income statement.
The details of the emoluments of the Directors of Pearson plc are shown in the report on Directors’ remuneration.

Average number employed	2025	2024	2023

Employee numbers

UK	2,830	2,798	3,045

Other European countries	675	681	633

US	9,336	9,258	10,125

Canada	306	315	398

Asia Pacific	3,081	3,111	3,257

Other countries	834	861	902

Total	17,062	17,024	18,360